DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION

NOTE 19 — DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION

During the quarter ended June 30, 2022, the Company commenced construction of the Driftwood terminal under the Phase 1 EPC Agreement with Bechtel. The Company also continued to increase its natural gas presence in the Haynesville Shale basin in northern Louisiana through the acquisition of mineral rights and natural gas drilling and marketing activities. The Company’s Chief Operating Decision Maker (“CODM”) determined to place additional emphasis on operating cash flows generated by our upstream and natural gas marketing business activities. Consequently, we identified the Upstream, Midstream and Marketing & Trading components as the Company’s operating segments. The Company’s prior period information was retrospectively revised to reflect this change in reportable segments.

These functions have been defined as the operating segments of the Company because (1) they are engaged in business activities from which revenues are recognized and expenses are incurred, (2) their operating results are regularly reviewed by the Company’s CODM to make decisions about resources to be allocated to the segment and to assess its performance, and (3) they are segments for which discrete financial information is available.

Factors used to identify these operating segments are based on the nature of the business activities that are undertaken by each component. The Upstream segment is organized and operates to produce and gather natural gas. The Midstream segment is organized to develop, construct and operate LNG terminals and pipelines. The Marketing & Trading segment is organized and operates to purchase and sell natural gas, market the Driftwood terminal’s LNG production capacity and trade LNG. These operating segments represent the Company’s reportable segments. The remainder of our business is presented as “Corporate,” and consists of corporate costs and intersegment eliminations. The Company’s CODM does not currently assess segment performance or allocate resources based on a measure of total assets. Accordingly, a total asset measure has not been provided for segment disclosure.

			Marketing &
Year ended December 31, 2021	Upstream	Midstream	Trading	Corporate	Consolidated
Revenues from external customers (1)	2,317	—	68,958	—	$71,275
Intersegment revenues (purchases) (2) (3)	49,182	—	(44,755)	(4,427)	—
Segment operating loss (4)	(5,651)	(42,040)	(22,889)	(42,153)	(112,733)
Interest expense, net	(1,642)	(4,722)	—	(3,014)	(9,378)
Gain on extinguishment of debt, net	(665)	2,087	—	—	1,422
Other (loss) income , net	(1,284)	(2,494)	9,460	269	5,951
Consolidated loss before tax					$(114,738)

			Marketing &
Year ended December 31, 2020	Upstream	Midstream	Trading	Corporate	Consolidated
Revenues from external customers (1)	2,358	—	35,076	—	$37,434
Intersegment revenues (purchases) (2)	28,083	—	(28,083)	—	—
Segment operating loss (4)	(100,788)	(15,027)	(13,886)	(36,938)	(166,639)
Interest expense, net	(6,215)	(14,424)	—	(22,806)	(43,445)
Other income (loss), net	2,452	195	(408)	(2,851)	(612)
Consolidated loss before tax	$(210,696)

			Marketing &
Year ended December 31, 2019	Upstream	Midstream	Trading	Corporate	Consolidated
Revenues from external customers (1)	7,716	—	21,058	—	$28,774
Intersegment revenues (purchases) (2)	21,058	—	(21,058)	—	—
Segment operating loss (4)	(39,104)	(41,380)	(17,687)	(47,688)	(145,859)
Interest (expense) income, net	(5,460)	(12,818)	—	1,923	(16,355)
Other income, net	7,176	—	—	3,271	10,447
Consolidated loss before tax					$(151,767)
(1)	The Marketing & Trading segment markets to third party-purchasers most of the Company’s natural gas production from the Upstream segment.
(2)	The Marketing & Trading segment purchases most of the Company’s natural gas production from the Upstream segment. Intersegment revenues are eliminated at consolidation.
(3)	Intersegment revenues related to the Marketing & Trading segment are a result of cost allocations to the Corporate component using a cost plus transfer pricing methodology. Intersegment revenues are eliminated at consolidation.
(4)	Operating profit (loss) is defined as operating revenues less operating costs and allocated corporate costs.

	Year Ended December 31,
Capital expenditures	2021	2020	2019
Upstream	$32,364	$1,307	$45,354
Midstream	25,501	—	26,177
Marketing & Trading	—	—	1,104
Total capital expenditures for reportable segments	57,865	1,307	72,635
Corporate capital expenditures	—	—	1,447
Consolidated capital expenditures	$57,865	$1,307	$74,082